STOCKHOLDERS' EQUITY (Details) - USD ($)						1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 07, 2019	Apr. 12, 2018	Mar. 09, 2018	Jan. 09, 2018	Jul. 10, 2017	Jan. 31, 2019	May 31, 2018	Feb. 28, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Options
Outstanding at beginning of the period (in shares)				1,003,836		997,989		997,989	997,989	1,003,836
Granted (in shares)	28,700		60,390	298,914	50,000		7,050		258,392
Exercised (shares)						(20,000)		(11,837)
Outstanding at the end of the period (in shares)									880,585	997,989	1,003,836
Wtd Avg. Exercise Price
Granted (in dollars per share)			$ 6.45
Exercised (in dollars per share)		$ 6.20
Employee Stock Option
Number of Options
Outstanding at beginning of the period (in shares)				1,003,836		997,989		997,989	997,989	1,003,836	1,029,262
Granted (in shares)									28,700	73,440	58,000
Exercised (shares)									(32,687)	(32,173)
Forfeited/Expired									(113,417)	(47,114)	(83,426)
Outstanding at the end of the period (in shares)									880,585	997,989	1,003,836	1,029,262
Exercisable (in shares)									808,057	925,545	891,087	603,655
Wtd Avg. Exercise Price
Outstanding at beginning of the period (in dollars per share)				$ 4.69		$ 4.67		$ 4.67	$ 4.67	$ 4.69	$ 5.00
Granted (in dollars per share)									10.55	6.32	4.00
Exercised (in dollars per share)									1.43	2.15
Forfeited/Expired									10.28	9.31	8.50
Outstanding at end of the period (in dollars per share)									$ 4.27	$ 4.67	$ 4.69	$ 5.00
Wtd Avg. Remaining Term
Granted Weighted Average Remaining Term									5 years	5 years	5 years
Outstanding, Wtd Average Remaining Term									2 years 3 months 7 days	2 years 1 month 20 days	2 years 7 months 20 days	3 years 4 months 2 days
Intrinsic Value of Options
Granted, Intrinsic Value of Exercisable Options									$ 0	$ 0	$ 0
Outstanding, Intrinsic Value (in dollars)									$ 4,785,984	$ 4,705,220	$ 1,356,188	$ 1,161,244
Forfeited, Intrinsic Value of Exercisable Options										$ 0